                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 0028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                San Diego, CA           4/17/2006
-------------------------------------          -------------           ---------
[Signature]                                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
Form 13F Information Table Entry Total:          55
Form 13F Information Table Value Total:    $206,451
                                          (thusands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number           Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                          Form 13-F Information Table
                            as of September 30, 2001

                                                                VOTING AUTHORITY

                         TITLE
                           OF                    VALUE    SHARES/   SH/   PUT/   INVSTMT
NAME OF ISSUER           CLASS      CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN   OTHER MANAGERS     SOLE    SHARED   NONE
--------------           -----   -----------   --------   -------   ---   ----   -------   --------------   -------   ------   ----
AT&T CORP                 COM    001957 10 9     3474      180000    SH          DEFINED     Nos. 1 & 2      180000
AT&T WIRELESS             COM    00209A 10 6     1381       93000    SH          DEFINED     Nos. 1 & 2       93000
ABBOTT LABS               COM    002824 10 0     1036       20000    SH          DEFINED     Nos. 1 & 2       20000
ALLSTATE CORP             COM    020002 10 1     370        10000    SH          DEFINED     Nos. 1 & 2       10000
AMERICAN HOME PROD        COM    026609 10 7     2042       35000    SH          DEFINED     Nos. 1 & 2       35000
AMERICAN EXPRESS          COM    028816 10 9     405        15000    SH          DEFINED     Nos. 1 & 2       15000
AMGEN INC                 COM    031162 10 0     2359       40000    SH          DEFINED     Nos. 1 & 2       40000
BANK AMER CORP            COM    060505 10 4     7457      128000    SH          DEFINED     Nos. 1 & 2      128000
BANK ONE CORP             COM    06423A 10 3     6265      200000    SH          DEFINED     Nos. 1 & 2      200000
BEAR STEARNS              COM    073902 10 8     2626       53000    SH          DEFINED     Nos. 1 & 2       53000
CATERPILLAR               COM    149123 10 1     449        10000    SH          DEFINED     Nos. 1 & 2       10000
CINCINNATI FINL CORP      COM    172062 10 1     412        10000    SH          DEFINED     Nos. 1 & 2       10000
CISCO SYSTEMS             COM    17275R 10 2     120        10000    SH          DEFINED     Nos. 1 & 2       10000
CITIGROUP INC             COM    172967 10 1     3838       95000    SH          DEFINED     Nos. 1 & 2       95000
CONOCOPHILLIPS            COM    208251 40 5     1774       70000    SH          DEFINED     Nos. 1 & 2       70000
CORN PRODUCTS INTL        COM    219023 10 8     287        10000    SH          DEFINED     Nos. 1 & 2       10000
DEERE & CO                COM    244199 10 5     376        10000    SH          DEFINED     Nos. 1 & 2       10000
DUPONT                    COM    263534 10 9     2971       80000    SH          DEFINED     Nos. 1 & 2       80000
FEDERAL HM LN MTG CORP    COM    313400 30 1     17596     270000    SH          DEFINED     Nos. 1 & 2      270000
FEDERAL NATL MTG          COM    313586 10 9     5633       70000    SH          DEFINED     Nos. 1 & 2       70000
FIDELITY NATL FINL        COM    316326 10 7     1190       44000    SH          DEFINED     Nos. 1 & 2       44000
FLEET BOSTON FIN CORP     COM    339030 10 8     5096      142000    SH          DEFINED     Nos. 1 & 2      142000
GEORGIA PAC CORP          COM    373298 10 8     574        20000    SH          DEFINED     Nos. 1 & 2       20000
GEORGIA PAC               COM    373298 70 2     362        10000    SH          DEFINED     Nos. 1 & 2       10000
HARTFORD FIN SVCS GRP     COM    416515 10 4     1175       20000    SH          DEFINED     Nos. 1 & 2       20000
ITT IND                   COM    450911 10 2     224         5000    SH          DEFINED     Nos. 1 & 2        5000
JP MORGAN CHASE & CO.     COM    46625H 10 0     4805      141000    SH          DEFINED     Nos. 1 & 2      141000
JOHNSON & JOHNSON         COM    478160 10 4     2208       40000    SH          DEFINED     Nos. 1 & 2       40000
KEYSPAN CORP              COM    49337W 10 0     731        22000    SH          DEFINED     Nos. 1 & 2       22000

LONE STAR STEKHOUSE       COM    542307 10 3     630        58000    SH          DEFINED     Nos. 1 & 2       58000
MACERICH                  COM    554382 10 1     1106       50000    SH          DEFINED     Nos. 1 & 2       50000
MCDONALDS                 COM    580135 10 1     671        25000    SH          DEFINED     Nos. 1 & 2       25000
MERCURY GEN CORP          COM    589400 10 0     398        10000    SH          DEFINED     Nos. 1 & 2       10000
MERRILL LYNCH             COM    590188 10 8     2005       50000    SH          DEFINED     Nos. 1 & 2       50000
MORGAN STANLEY DEAN       COM    617446 44 8     4596      100000    SH          DEFINED     Nos. 1 & 2      100000
NATIONAL VISION           COM    63845P101       18         17000    SH          DEFINED     Nos. 1 & 2       17000
NORTEL NETWORKS           COM    656568 10 2     56         10000    SH          DEFINED     Nos. 1 & 2       10000
PEPSICO INC               COM    713448 10 8     9055      186000    SH          DEFINED     Nos. 1 & 2      186000
PFIZER INC                COM    717081 10 3     21026     525000    SH          DEFINED     Nos. 1 & 2      525000
PHILLIP MORRIS            COM    718154 10 7     12553     260000    SH          DEFINED     Nos. 1 & 2      260000
PINNACLE WEST CAP CORP    COM    723484 10 1     1193       30000    SH          DEFINED     Nos. 1 & 2       30000
PROCTOR & GAMBLE          COM    742718 10 9     2912       40000    SH          DEFINED     Nos. 1 & 2       40000
RAYONIER                  COM    754907 10 3     203         5000    SH          DEFINED     Nos. 1 & 2        5000
RAYTHEON CO.              COM    755111 50 7     697        20000    SH          DEFINED     Nos. 1 & 2       20000
ROYAL DUTCH SHELL PLC     COM    780259 20 6     7032      140000    SH          DEFINED     Nos. 1 & 2      140000
SCHERING PLOUGH           COM    806605 10 1     10405     280000    SH          DEFINED     Nos. 1 & 2      280000
STARWOOD HOTELS           COM    85590A 20 3     176         8000    SH          DEFINED     Nos. 1 & 2        8000
TEXACO INC                COM    881694 10 3     2106       33000    SH          DEFINED     Nos. 1 & 2       33000
TRICON GLOBAL             COM    895953 10 7     157         4000    SH          DEFINED     Nos. 1 & 2        4000
UST INC                   COM    902911 10 6     662        20000    SH          DEFINED     Nos. 1 & 2       20000
USG CORP                  COM    903293 40 5     76         20000    SH          DEFINED     Nos. 1 & 2       20000
WFS FINANCIAL             COM    92923B 10 6     197        11000    SH          DEFINED     Nos. 1 & 2       11000
WELLS FARGO & CO.         COM    949746 10 1     18623     420000    SH          DEFINED     Nos. 1 & 2      420000
WESTCORP                  COM    957907 10 8     32225    1906000    SH          DEFINED     Nos. 1 & 2     1906000
DAIMLER CHRYSLER          COM    D1668R 12 3     437        15000    SH          DEFINED     Nos. 1 & 2       15000